Long-Term Investment (Tables)	12 Months Ended
Dec. 31, 2012
Long-Term Investment

	December 31,
	2011	2012
	(RMB)	(RMB)	(US$)

Yangxun Computer Technology (Shanghai) Co., Ltd. (Note 12)	—	27,331,600	4,387,024
Beijing Innovation Works Development Fund	9,000,000	18,000,000	2,889,200
Beijing Dijiang Network Technology Co., Ltd.	—	3,000,000	481,533
Shanghai Ruichuang Network Technology Co., Ltd. (1)	20,495,239	—	—

Total	29,495,239	48,331,600	7,757,757

(1)	On November 18, 2010, the Company purchased 3% of Shanghai Ruichuang Network Technology Co., Ltd’s (“Shanghai Ruichuang”) ordinary shares for a total consideration of RMB20,495,239, which was accounted for as a cost method investment as prescribed by ASC 323-10. There was no impairment indicators present associated with this investment as at December 31, 2011. This investment was subsequently sold back to Shanghai Ruichuang in February 2012 with proceeds of RMB20,805,359 (US$3,339,490) and a gain of RMB310,120 (US$49,778) was recognized and recorded in “Investment income” in the consolidated statements of operations and comprehensive income